As filed with the Securities and Exchange Commission on January 18, 2008

File No. 811-4108

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /

PRE-EFFECTIVE AMENDMENT NO.                    /   /
                            ----------------

POST-EFFECTIVE AMENDMENT NO. __                                         /    /

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
                (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                     (Address of Principal Executive Offices)

                                  303-768-3200
                   (Registrant's Area Code and Telephone Number)

                              Robert G. Zack, Esq.
                   Executive Vice President & General Counsel
                             OppenheimerFunds, Inc.
                           Two World Financial Center
                               225 Liberty Street
                            New York, New York 10148
                                 (212) 323-0250
                     (Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.
                 (Approximate Date of Proposed Public Offering)

Title of Securities  Being  Registered:  Non-Service  shares of Oppenheimer
Core Bond Fund/VA.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities
Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                           PANORAMA SERIES FUND, INC.
                         Government Securities Portfolio
                6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.225.5677

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON APRIL 25, 2008

         Notice is hereby given that a Special Meeting of the shareholders of
Government Securities Portfolio, a series of Panorama Series Fund, Inc.
("Panorama Fund"), a registered open-end management investment company, will be held at 6803 South Tucson Way, Centennial, Colorado 80112 at 1:00 p.m., Mountain
time, on April 25, 2008, or any adjournments thereof (the "Meeting"), for the following purposes:

1.        To approve an Agreement and Plan of Reorganization between Panorama
          Fund and Oppenheimer Core Bond Fund/VA ("Core Bond Fund/VA"), a series of Oppenheimer Variable Account Funds, and the transactions contemplated thereby, including: (a) the transfer of substantially all the assets of Panorama Fund to Core Bond Fund/VA in exchange for
          Non-Service shares of Core Bond Fund/VA; (b) the distribution of
          Non-Service shares of Core Bond Fund/VA to shareholders of Panorama
          Fund in complete liquidation of Panorama Fund; and (c) the cancellation of the outstanding shares of Panorama Fund (all of the foregoing being referred to as the "Proposal"); and

2.        To act upon such other matters as may properly come before the
          Meeting.

         As an owner of a variable life insurance, annuity or other contract and a beneficial owner of shares of Panorama Fund (a "shareholder"), you are being asked for instructions as to how to vote the shares of the Panorama Fund that are attributable to your variable contract. Accordingly, we ask that you indicate whether you approve or disapprove of the Proposal. If you are a shareholder of Panorama Fund at the close of business on January 29, 2008, you are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the combined Prospectus and Proxy Statement. Please read it carefully before telling us, through your proxy or in person, how you wish to vote. The Board of Directors of Panorama Series Fund, Inc., on behalf of
Panorama Fund, recommends a vote in favor of the Proposal.

                      YOU CAN VOTE BY TELEPHONE OR BY MAIL.
                          WE URGE YOU TO VOTE PROMPTLY.
                             YOUR VOTE IS IMPORTANT.

By Order of the Board of Directors,
Robert G. Zack, Secretary
February 29, 2008
--------------------------------------------------------------------------------------------
                      PLEASE VOTE THE ENCLOSED PROXY TODAY.
            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                          OPPENHEIMER CORE BOND FUND/VA
                 a Series of Oppenheimer Variable Account Funds
                6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.225.5677

                     COMBINED PROSPECTUS AND PROXY STATEMENT
                             Dated February 29, 2008

                       SPECIAL MEETING OF SHAREHOLDERS OF
                         GOVERNMENT SECURITIES PORTFOLIO
                      a series of Panorama Series Fund, Inc
                          to be held on April 25, 2008

                          Acquisition of the Assets of
                         GOVERNMENT SECURITIES PORTFOLIO
                6803 South Tucson Way, Centennial, Colorado 80112
                                 1.800.225.5677

                  By and in exchange for Non-Service shares of
                          OPPENHEIMER CORE BOND FUND/VA

This combined Prospectus and Proxy Statement solicits proxies from the shareholders of Panorama Government Securities Portfolio ("Panorama Fund"), a
series of Panorama Series Fund, Inc., an open-end management investment company, to be voted at a Special Meeting of Shareholders (the "Meeting") to approve the
Agreement and Plan of Reorganization (the "Reorganization Agreement") and the
transactions contemplated thereby (together with the Reorganization Agreement, the "Reorganization") between Panorama Fund and Oppenheimer Core Bond Fund/VA
("Core Bond Fund/VA"), a series of Oppenheimer Variable Account Funds, an open-end management investment company (Panorama Fund and Core Bond Fund/VA are each a "Fund" and collectively the "Funds"). This combined Prospectus and Proxy
Statement constitutes the Prospectus of Core Bond Fund/VA and the Proxy
Statement of Panorama Fund filed on Form N-14 with the Securities and Exchange
Commission ("SEC").

         Shares of Panorama Fund have been purchased at your direction by certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and other products. The Participating Insurance Companies as the shareholders of record and legal owners of those separate accounts have been asked to approve the
Proposal. The Participating Insurance Companies are asking you, as an owner of a variable contract and a beneficial owner of shares of Panorama Fund, for instructions as to how to vote the shares of the Panorama Fund that are attributable to your variable contract. Accordingly, we ask that you indicate whether you approve or disapprove of the Reorganization. For clarity of presentation, shares of beneficial interest of the Funds may referenced in this document as "shares," and references to "shareholder" may include holders of variable annuity contracts, variable life insurance policies and other insurance company products.

         If shareholders of Panorama Fund vote to approve the Reorganization, substantially all of the assets of Panorama Fund will be transferred to Core
Bond Fund/VA in exchange for Non-Service shares of Core Bond Fund/VA and the assumption of certain liabilities, if any, by Core Bond Fund/VA. The Meeting will be held at the offices of OppenheimerFunds, Inc., the investment manager for each Fund (the "Manager"), at 6803 South Tucson Way, Centennial, Colorado
80112 on April 25, 2008 at 1:00 p.m., Mountain Time. The Board of Directors of
Panorama Series Fund, Inc., on behalf of Panorama Fund, is soliciting these proxies. This Prospectus and Proxy Statement will first be sent to shareholders on or about February 29, 2008.

     If the  shareholders  of Panorama Fund vote to approve the  Reorganization, shareholders will receive Non-Service shares of Core Bond Fund/VA equal in value to the value as of the  "Valuation  Date,"  which is expected to be the business day  preceding  the date on which  the  Reorganization  is  completed  ("Closing
Date"),  of their shares of Panorama Fund.  Panorama Fund will  subsequently  be dissolved.

         This combined Prospectus and Proxy Statement gives information about the Non-Service shares of Core Bond Fund/VA that you should know before investing. You should retain it for future reference. A Statement of Additional
Information, dated February 29, 2008, relating to the Reorganization has been filed with the SEC as part of the Registration Statement on Form N-14 of
Oppenheimer Variable Account Funds (the "Registration Statement") and is
incorporated herein by reference. This Statement of Additional Information contains the audited financial statements of each Fund for the fiscal year ended
December 31, 2007. You may receive a free copy by writing to OppenheimerFunds
Services (the "Transfer Agent") at P.O. Box 5270, Denver, Colorado 80217, by
visiting the website at www.oppenheimerfunds.com or by calling toll-free
1.800.225.5677. The Prospectus of Core Bond Fund/VA dated April 30, 2007 is enclosed herewith and considered a part of this combined Prospectus and Proxy
Statement. It is intended to provide you with information about Core Bond
Fund/VA. For more information regarding Core Bond Fund/VA, in addition to its
Prospectus, see the Statement of Additional Information dated April 30, 2007, revised as of August 31, 2007 and as supplemented October 12, 2007.  This
Statement of Additional Information has been filed with the SEC and is incorporated herein by reference. The annual report of Core Bond Fund/VA dated
December 31, 2007, which will include audited financial statements of Core Bond
Fund/VA and management's discussion of Fund performance for the 12-month period ended December 31, 2007, will be made available no later than 60 days thereafter. You may receive a free copy of these documents by writing to the
Transfer Agent at P.O. Box 5270, Denver, Colorado 80217, by visiting the website at www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

         For more information regarding Panorama Fund, see the Prospectus of
Panorama Fund dated April 30, 2007, as supplemented December 3, 2007. In addition to its Prospectus, see the Statement of Additional Information of
Panorama Fund dated April 30, 2007, revised as of May 25, 2007 and as supplemented December 3, 2007. These documents have been filed with the SEC and are incorporated herein by reference. The annual report of Panorama Fund, dated
December 31, 2007, which will include audited financial statements of Panorama
Fund and management's discussion of Fund performance for the 12-month period ended December 31, 2007, will be made available no later than 60 days thereafter. You may receive a free copy of these documents by writing to the
Transfer Agent at P.O. Box 5270, Denver, Colorado 80217, by visiting the website at www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

         Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

         As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

         This combined Prospectus and Proxy Statement is dated February 29,
2008.

                                TABLE OF CONTENTS
                     COMBINED PROSPECTUS AND PROXY STATEMENT

     What are the fees and expenses of each Fund and what are they expected to be after
         the Reorganization?..............................................................................   6
     What are the capitalizations of the Funds and what would the capitalization be after

Other Shareholder Services ...............................................................................

Enclosures:
Prospectus of Oppenheimer Core Bond Fund/VA dated April 30, 2007.

                                    SYNOPSIS

         This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this combined
Prospectus and Proxy Statement. Shareholders should carefully review this
Prospectus and Proxy Statement in its entirety and, in particular, the
Prospectus of Core Bond Fund/VA, which accompanies this Prospectus and Proxy
Statement and is incorporated herein by reference.

What am I being asked to vote on?

         You are being asked to approve the reorganization of your Fund,
Panorama Fund, with and into Core Bond Fund/VA. If shareholders of Panorama Fund approve the Reorganization, substantially all of the assets of Panorama Fund will be transferred to Core Bond Fund/VA, in exchange for an equal value of
Non-Service shares of Core Bond Fund/VA and the assumption of certain liabilities, if any, by Core Bond Fund/VA. The Non-Service shares of Core Bond
Fund/VA will then be distributed to Panorama Fund shareholders, and Panorama
Fund will subsequently be liquidated. If the Reorganization is approved by shareholders of Panorama Fund, you will no longer be a shareholder of Panorama
Fund, and, instead, will become a shareholder of Core Bond Fund/VA. This exchange will occur on the Closing Date of the Reorganization.

         Approval of the Reorganization means that as a shareholder in Panorama
Fund, you will receive Non-Service shares of Core Bond Fund/VA, equal in value to the value of the net assets of your Panorama Fund shares transferred to Core
Bond Fund/VA on the Closing Date. The shares you receive will be issued at net asset value ("NAV") without a sales charge or other transaction fee imposed by a
Fund.

         In considering whether to approve the Reorganization, you should consider, among other things:

(i)                   The number of similarities (as well as any differences)
                      between the Funds (as discussed herein) and the relative
                      advantages and disadvantages of each Fund.

(ii)                  That the Reorganization would allow you the ability to
                      continue your investment in a fund that closely resembles
                      the investment style you were seeking when you invested in
                      Panorama Fund.

         Core Bond Fund/VA is a series of Oppenheimer Variable Account Funds, an open-end, diversified management investment company organized as a Massachusetts business trust in 1983. Panorama Fund is a series of Panorama Series Fund, Inc., an open-end, diversified management investment company organized as a Maryland corporation in 1981. Core Bond Fund/VA commenced operations on April 3, 1985 and
Panorama Fund commenced operations on May 13, 1992. As of December 31, 2007,
Panorama Fund had approximately $17.0 million in net assets and Core Bond
Fund/VA had approximately $425.4 million in net assets.

         Shareholders of Panorama Fund are expected to realize a number of benefits from the proposed Reorganization.

o  Panorama  Fund  (with  approximately  $17.0  million in net assets as of
December 31, 2007) has a much  smaller  asset base than Core Bond Fund/VA  (with approximately  $425.4  million  in net assets as of  December  31,  2007).  As a result,  Panorama  Fund's "other  expenses" as a percentage  of net assets,  are significantly  higher than those of Core Bond Fund/VA.  Although the  management fee rates of Core Bond  Fund/VA  (0.60%) are higher than those of Panorama  Fund
(0.525%),  following  the  Reorganization,  shareholders  of Panorama Fund would benefit  significantly  because Core Bond Fund VA's  Non-Service  Shares'  total expense  ratio of (0.62%) is  substantially  lower  than that of  Panorama  Fund
(1.005%),  as of December 31, 2007. If the Reorganization is approved,  Panorama
Fund  shareholders  would get the  benefit  of a larger  fund with  lower  total operating expenses,  resulting in the payment of significantly lower expenses as shareholders of Core Bond Fund/VA.

o If the  Reorganization is approved,  shareholders  would continue to have exposure to  high-quality  fixed  income  securities.  Also,  because  Core Bond
Fund/VA may invest in a broader array of fixed income  securities,  shareholders would  benefit  from a  portfolio  that is more  diversified  across the various segments of the fixed income market.  Because Core Bond Fund/VA may invest up to
20% of its total assets in lower-grade  securities ("junk bonds") and may invest in securities of issuers located in non-U.S. markets, Core Bond Fund/VA at times may present greater investment risk than Panorama Fund.

         The Board of Directors of Panorama Fund reviewed and discussed with the
Manager and the Board's independent legal counsel the proposed Reorganization.
Panorama Fund's Board of Directors also considered each Fund's investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size.

         Based on the considerations discussed above and the reasons more fully described under "Reasons for the Reorganization" (beginning on page __), together with other relevant factors and information, at a meeting held on
November 30, 2007, the Board of Panorama Fund concluded that the Reorganization would be in the best interests of shareholders of Panorama Fund and that the
Fund would not experience any dilution as a result of the Reorganization. The
Board of Panorama Fund voted to approve the proposed Reorganization and to recommend that shareholders approve the proposed Reorganization.

         The proposed Reorganization was also approved by the Board of Trustees of Core Bond Fund/VA at a meeting held on November 30, 2007.

                 THE BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE
               TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

         It is expected that shareholders of Panorama Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Core Bond Fund/VA. You should, however, consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances as a variable contract owner. You should also consult your tax adviser about state and local tax consequences.

         For federal income tax purposes, the holding period of your Panorama
Fund shares will be carried over to the holding period for Core Bond Fund/VA shares you receive in connection with the Reorganization. This exchange will occur on the Closing Date.

         One of the requirements to qualify as a tax-free reorganization under the Internal Revenue Code is that a significant portion of the assets of
Panorama Fund continue to be used by Core Bond Fund/VA after the Reorganization.
Due to common holdings in both Funds, it is expected that the assets of Panorama
Fund will satisfy this requirement. As a result, prior to the Reorganization, it is not expected to be necessary for Panorama Fund to sell portfolio securities that do not conform to the portfolio securities of Core Bond Fund/VA for purposes of the Reorganization. However, Panorama Fund may sell securities prior to the Reorganization in the ordinary course of its business as an open-end investment company.

         For further information about the tax consequences of the
Reorganization, please see the section "Information About the
Reorganization--What are the Tax Consequences of the Reorganization?"

How do the investment objectives and policies of the Funds compare?

         The chart below compares the Funds' overall investment objectives, investment strategies and other policies. For more detailed information about
Core Bond Fund/VA's investment objective and strategies, please refer to the enclosed prospectus for Core Bond Fund/VA.

  ---------------------------------------------------------- -----------------------------------------------------------
                        Panorama Fund                                            Core Bond Fund/VA
  ---------------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
                                                  Investment Objectives
  ----------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- -----------------------------------------------------------
  The Fund seeks a high level of current income with a       The Fund's main objective is to seek a high level of
  high degree of safety of principal.                        current income. As a secondary objective, the Fund seeks
                                                             capital appreciation when consistent with its primary
                                                             objective.
  ---------------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
                                                  Investment Strategies
  ----------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- -----------------------------------------------------------
  Under normal market conditions, the Fund invests at        Under normal market conditions, the Fund invests at least
  least 80% of its net assets (plus borrowings for           80% of its net assets (plus borrowings for investment
  investment purposes, under normal market conditions) in    purposes) in investment grade bonds.
  U.S. government securities and U.S. government-related
  securities.

  U.S. government securities include debt securities that    The investment-grade debt bonds the Fund invests in may
  are issued or guaranteed by the United States Treasury,    be issued by U.S. or non-U.S. issuers and may include the
  such as Treasury bills, bonds or notes, and securities     following types of obligations:
  issued or guaranteed by agencies or federally-chartered    o    short-, medium- and long-term foreign and U.S.
  corporate entities that are referred to as                      government bonds and notes,
  "instrumentalities" of the U.S. government. "U.S.          o    domestic and foreign corporate debt obligations,
  government-related securities" are debt obligations that   o    collateralized mortgage obligations (CMOs), and
  are fully collateralized or secured by U.S. government          other mortgage-related securities and asset-backed
  securities to back the payments of interest and                 securities,
  repayments of principal.  The Fund invests significant     o    participation interests in loans, and
  amounts of its assets in U.S. government-related           o    "structured" notes.
  mortgage-backed securities, such as collateralized
  mortgage obligations (called "CMO's") and mortgage
  participation certificates.

  The Fund does not have a target portfolio duration or
  overall average portfolio credit quality target.           The Fund seeks to maintain an average effective portfolio
                                                             duration of three to six years (measured on a
                                                             dollar-weighted basis) to try to reduce the volatility of
                                                             the value of its securities portfolio. The Fund however
                                                             has no limitations on the range of maturities of the debt
                                                             securities in which it can invest and therefore may hold
                                                             securities with short, medium or long-term maturities.
                                                             Because of market events and interest rate changes, the
                                                             duration of the portfolio might not meet that target at
                                                             all times. The Fund will attempt to maintain (on a
                                                             dollar-weighted basis) an overall average portfolio
                                                             credit quality of "A-" or higher as rated by Moody's
                                                             Investor Services, Inc. (or equivalent rating of any
                                                             nationally recognized credit rating organization).

                                                             The Fund can invest up to 20% of its total assets in
                                                             high yield debt securities and other debt securities that are below investment grade (commonly referred to as "junk bonds").
  The Fund can also invest up to 20% of its net assets
  (plus borrowings for investment purposes) in
  investment-grade debt obligations issued by private
  issuers, which do not have any credit support from the     The Fund can also use hedging instruments and other
  U.S. government.                                           derivative investments to try to enhance income and to
                                                             manage investment risks.
  The Fund can use hedging instruments and other
  derivative investments to try to enhance income and to
  manage investment risks.                                   In selecting securities for the Fund, the Fund's
                                                             portfolio managers analyze the overall investment
                                                             opportunities and risks in different sectors of the debt
  In selecting securities for the Fund, the portfolio        security markets by focusing on business cycle analysis
  managers research the universe of U.S. government          and relative values between the corporate and government
  andU.S. government-related securities and private-issuer   sectors. The portfolio managers' overall strategy is to
  mortgage-related securities and weigh yields and           build a broadly diversified portfolio of debt securities.
  relative values against investment risks.  While this      The portfolio managers currently focus on the factors
  process and the inter-relationship of the factors used     below (which may vary in particular cases and may change
  may change over time and may vary in particular cases,     over time), looking for:
  in general, they look for:                                 o    High current income from different types of
  o        Sectors of the U.S. government debt market that        corporate and government debt securities,
       they believe offer high relative value,               o    Investment-grade securities, primarily to help
  o        Securities that have high income potential to          reduce credit risk,?
       help cushion the Fund's share price against           o    Broad portfolio diversification to help reduce
       volatility, and                                            the volatility of the Fund's share prices,
  o        Different types of U.S. government and            o    Relative values among the debt securities market
       private-issuer securities.                                 sectors.

  ---------------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
  Consistent with its investment objective, each Fund may invest a significant portion of its assets in U.S. government-related and private issuer mortgage-backed securities. U.S government-related securities include pools of residential or commercial mortgages, in the form of CMOs and other
  "pass-through" mortgage securities. CMOs that are U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series with different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. Private-issuer mortgage-backed securities are issued by private issuers, which do not offer the credit backing of U.S. government securities.
  ----------------------------------------------------------------------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
                                              Who is the Fund Designed For?
  ----------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- -----------------------------------------------------------
  Panorama Fund is designed for investors seeking current    Core Bond Fund/VA is designed for investors seeking high
  income from a fund that also has the goal of preserving    current income from a fund that invests mainly in
  capital and invests mainly in U.S. government and          investment-grade debt securities, but which can also hold
  government-related securities.  However, the Fund's        below-investment-grade securities to seek higher income.
  share price and income levels will fluctuate.  The Fund's  Those investors should be willing to assume the credit share price and distributions are not backed or guaranteed risks of a fund that typically invests a significant
  by the U.S. government.  The Fund is intended to be a      amount of its assets in debt securities and the changes
  long-term investment, not a short-term trading vehicle.    in share prices that can occur when interest rates rise.
  the Fund is not a complete investment program.             Since the Fund's income level will fluctuate, it is not                                                             designed for investors needing an assured level of
                                                             current income. The Fund is not a complete investment
                                                             program.
  ---------------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
                                                         Manager
  ----------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- -----------------------------------------------------------
  OppenheimerFunds, Inc.                                     OppenheimerFunds, Inc.
  ---------------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------------------------------------------------------------------------
                                                   Portfolio Managers
  ----------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- -----------------------------------------------------------
  Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan,       Angelo Manioudakis, Benjamin J. Gord, Geoffrey Caan,
  Antulio Bomfim and Thomas Swaney                           Antulio Bomfim and Thomas Swaney
  ---------------------------------------------------------- -----------------------------------------------------------

         As shown in the chart above, each Fund has the primary investment objective of seeking high current income, with Panorama Fund seeking a high degree of safety of principal. Core Bond Fund/VA has a secondary objective of seeking capital appreciation when consistent with the Fund's primary objective.
Each Fund emphasizes investment in high-quality, fixed income securities.
Panorama Fund emphasizes investment in U.S. government securities and U.S.
government-related securities, but may invest up to 20% of its assets in private issuer securities. Core Bond Fund/VA may invest in a broader array of high-quality fixed income securities, may invest up to 20% of its total assets in lower-grade debt ("junk bonds"), and may invest in issuers located in
non-U.S. markets.

         As of December 31, 2007, 89.20% of Panorama Fund's portfolio consisted of mortgage-backed obligations. As of December 31, 2007, 79.50% of Core Bond
Fund/VA's portfolio consisted of mortgage-backed obligations and 19.70%
consisted of corporate bonds and notes. The tables below summarize each Fund's portfolio holdings, by type of investment and credit quality, as of December 31,
2007.

                                      Panorama Fund              Core Bond Fund/VA

   Portfolio Composition
   Mortgage-Backed Obligations        89.20%                     79.50%
   Asset-Backed Securities            4.80%                      5.00%
   U.S. Government Obligations        2.60%                      -
   Joint Repurchase Agreements        1.60%                      -
   Other Assets Net of Liabilities    1.80%                      -
   Corporate Bonds and Notes          -                          19.70%
   Rights, Warrants, and
      Certificates                    -                          0.00%
   Investment Company                 -                          0.90%
   Investments Purchased
   with
      Cash from Securities Loaned     -                          0.80%
   Liabilities in Excess of Other
      Assets                          -                          -5.90%
                                      -------------------------- -----------------------------
                                      -------------------------- -----------------------------
                                      100.00%                    100.00%
                                      ========================== =============================

   Ratings
   Agency                             76.40%                     46.90%
   AAA                                18.90%                     30.80%
   AA                                 -                          3.10%
   A                                  -                          3.70%
   BBB                                -                          7.80%
   BB                                 -                          4.60%
   B                                  -                          0.20%
   Not Rated                          4.70%                      2.00%
   Other Securities                   -                          0.90%
                                      -------------------------- -----------------------------
                                      -------------------------- -----------------------------
   Total                              100.00%                    100.00%
                                      ========================== =============================
                                      ========================== =============================

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

         Each Fund pays a variety of expenses directly for management of their respective assets, administration and other services. Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share. Shareholders pay these expenses indirectly. The Funds do not charge an initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges;
however, you should refer to the prospectus provided by your Participating
Insurance Company for information on initial or contingent deferred sales charges, exchange fees or redemption fees under your variable contract. Those charges and fees are not reflected in the fee and expense tables below.

                        CURRENT AND PRO FORMA FEE TABLES

         The tables below reflect the current contractual management fee schedule for each of the Funds and the proposed "pro forma" management fee schedule for the surviving Core Bond Fund/VA upon the successful completion of the Reorganization. The tables are provided to help you understand and compare the fees and expenses of investing in shares of each Fund. The pro forma fees and expenses of the surviving Core Bond Fund/VA show what the fees and expenses are expected to be after giving effect to the Reorganization.

         "Other Expenses" in the tables include transfer agent fees, custodial fees, and accounting and legal expenses that each Fund pays. The "Other
Expenses" in the tables are based on, among other things, the fees each Fund would have paid if the Transfer Agent had not waived a portion of its fee under a voluntary undertaking to the Funds to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. For each Fund, that undertaking may be amended or withdrawn at any time. The transfer agent fees did not exceed this expense limitation for either Fund for the fiscal year ended
December 31, 2007.

----------------------------------------------- -------------------- ------------------------ ---------------------

                                                                        Core Bond Fund/VA           Combined
          Fee and Expense Comparison               Panorama Fund      (Non-Service shares)     Pro Forma Expenses
----------------------------------------------- -------------------- ------------------------ ---------------------
----------------------------------------------- -------------------- ------------------------ ---------------------
Management Fee                                        0.525%                  0.60%                  0.60%
----------------------------------------------- -------------------- ------------------------ ---------------------
----------------------------------------------- -------------------- ------------------------ ---------------------
Distribution and/or Service (12b-1) Fees               None                   None                    None
----------------------------------------------- -------------------- ------------------------ ---------------------
----------------------------------------------- -------------------- ------------------------ ---------------------
Other Fees                                             0.48%                  0.02%                  0.02%
----------------------------------------------- -------------------- ------------------------ ---------------------
----------------------------------------------- -------------------- ------------------------ ---------------------
Total Annual Operating Expenses                       1.005%                  0.62%                  0.62%
----------------------------------------------- -------------------- ------------------------ ---------------------
                In the table, "Management Fee" and "Total Annual Operating
                Expenses" for Core Bond Fund/VA and Combined Pro Forma Projected
                Expenses reflect Core Bond Fund/VA's revised management fee schedule described below, which took effect on May 1, 2007. Core
                Bond Fund/VA's actual "Management Fee" for the period ended
                December 31, 2007 was 0.65% and actual "Total Annual Operating
                Expenses" were 0.67.

Examples

         The examples below are intended to help you compare the cost of investing in Panorama Fund, Core Bond Fund/VA, and the surviving Core Bond
Fund/VA after the Reorganization. The examples assume that you invest $10,000 in shares of a Fund for the time periods indicated and reinvest your dividends and distributions. The examples also assume that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Separate account or contract expenses are not included and if they were included, overall expenses would be higher. Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

                               Panorama Fund
--------------------- -------------------- -------------------- ---------------------
       1 Year               3 Years              5 Years              10 Years
--------------------- -------------------- -------------------- ---------------------
--------------------- -------------------- -------------------- ---------------------
        $104                 $323                 $561                 $1,242
--------------------- -------------------- -------------------- ---------------------

                               Core Bond Fund/VA
                               (Non-Service Shares)
---------------------- ------------------- -------------------- ---------------------
       1 Year               3 Years              5 Years              10 Years
---------------------- ------------------- -------------------- ---------------------
---------------------- ------------------- -------------------- ---------------------
         $69                  $215                $374                  $837
---------------------- ------------------- -------------------- ---------------------

Pro Forma Surviving Core Bond Fund/VA (Post-Reorganization)
                               (Non-Service Shares)
--------------------- ------------------- ------------------- ---------------------
       1 year              3 years             5 years              10 years
--------------------- ------------------- ------------------- ---------------------
--------------------- ------------------- ------------------- ---------------------
        $64                  $199                $347                 $777
--------------------- ------------------- ------------------- ---------------------

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

         The following tables set forth the existing capitalization (unaudited)
of Panorama Fund and Core Bond Fund/VA as of December 31, 2007, and the pro
forma combined capitalization of Core Bond Fund/VA as of December 31, 2007, as
if the Reorganization had occurred on that date.

--------------------------------------------------------------------------------------------------------------------
                                         Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Panorama Fund                            17,025,547                 15,741.797                    $1.08
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                         Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund/VA (Non-Service          326,104,147                 29,494,810                    $11.06
shares)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                         Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Core Bond Fund/VA                       343,129,694                 31,034.190                    $11.06
(Pro Forma Surviving Fund)
(Non-Service shares)*
--------------------------------------------------------------------------------------------------------------------
*    Reflects the issuance of 1,539,380 Non-Service shares of Core Bond Fund/VA in a tax-free exchange for the net assets of Panorama Fund, aggregating
     $17,025,547.

How have the Funds performed?

         The following past performance information for each Fund is set forth below: (i) a bar chart showing changes in the performance of Panorama Fund and
Non-Service shares of Core Bond Fund/VA from year to year for the last ten calendar years and (ii) tables detailing how the average annual total returns of each of Panorama Fund and Non-Service shares of Core Bond Fund/VA compared to those of broad-based market indices. Charges imposed by the separate accounts that invest in a Fund are not included in the calculations of a Fund's returns and, if those charges were included, a Fund's returns would be less than those shown. A Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns for Panorama Fund as of 12/31 each year

[Graphic bar chart]

        ------------------------------------------------------- -----------------------------------------------
                         Calendar Year Ended:                                Annual Total Returns
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/98                                           8.14%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/99                                           -1.73%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/00                                           12.36%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/01                                           7.23%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/02                                           10.06%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/03                                           2.58%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/04                                           4.17%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/05                                           1.48%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/06                                           3.74%
        ------------------------------------------------------- -----------------------------------------------
        ------------------------------------------------------- -----------------------------------------------
                               12/31/07                                           6.48%
        ------------------------------------------------------- -----------------------------------------------

During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 6.42% (3QTR02) and the lowest return (not annualized)
for a calendar quarter was -2.73% (2QTR04). [update if necessary]

Annual Total Returns for Core Bond Fund/VA (Non-Service shares) as of 12/31 each year

[Graphic bar chart]

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                                       Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/98                                                     6.80%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/99                                                    -1.52%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/00                                                     6.10%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/01                                                     7.79%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/02                                                     9.02%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/03                                                     6.78%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/04                                                     5.49%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/05                                                     2.59%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/06                                                     5.28%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                        12/31/07                                                     4.39%
----------------------------------------------------------- ---------------------------------------------------------

During the period shown in the bar chart, the highest return for a calendar quarter was 4.04% (1QTR01) and the lowest return for a calendar quarter was
-2.23% (2QTR04).

------------------------------------------------ --------------------- ----------------------- ---------------------
Panorama Fund
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Average  Annual  Total  Returns for the periods                                                      10 Years
ended December 31, 2007                                 1 Year                5 Years
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
 Panorama Fund (inception 5/13/92)                      6.48%                  3.68%                   5.37%
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Merrill Lynch Master Government Index                   8.76%                  4.11%                   5.90%
(reflects no deduction for fees, expenses or
taxes)
------------------------------------------------ --------------------- ----------------------- ---------------------

------------------------------------------------ --------------------- ----------------------- ---------------------
Core Bond Fund/VA (Non-Service shares)
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Average Annual Total Returns                            1 Year                5 Years                10 Years
for the periods ended December 31, 2007
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Core Bond Fund/VA                                       4.39%                  4.90%                   5.24%
Non-Service shares (inception 4/3/85)
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Citigroup Broad Investment Grade Index                  7.22%                  4.55%                   6.02%
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Lehman Brothers Aggregate Bond Index                    6.97%                  4.42%                   5.97%
------------------------------------------------ --------------------- ----------------------- ---------------------
------------------------------------------------ --------------------- ----------------------- ---------------------
Lehman Brothers Credit Index                            5.11%                  4.84%                   6.05%
------------------------------------------------ --------------------- ----------------------- ---------------------

A Fund's average annual total returns in the table measure the performance of a hypothetical account without deducting charges imposed by the separate accounts that invest in the Fund and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Panorama Fund's performance is compared to the Merrill Lynch Master Government Index, an unmanaged composite index of both the Merrill Lynch Treasury and Merrill Lynch
Agency Master Indices. The performance of Non-Service shares of Core Bond
Fund/VA is compared to the Lehman Brothers Aggregate Bond Index, a broad-based index of government agencies and corporate debt; the Citigroup Broad Investment
Grade Index, an index of investment grade corporate and U.S. government bonds;
and the Lehman Brothers Credit Index, an index of non-convertible U.S.
investment grade corporate bonds. The indices' performance includes reinvestment of income but does not reflect transaction costs, fees or expenses. A Fund's investments vary from the securities that compose the index or indices to which the Fund's performance is compared.

A Fund's total returns should not be expected to be the same as the returns of other Oppenheimer funds, even if both funds have the same portfolio managers and/or similar names.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases and Redemptions

         Shares of each Fund may be purchased and redeemed only by separate investment accounts of Participating Insurance Companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. Individual investors cannot buy or redeem shares of a
Fund directly. Shares of each Fund are sold to and redeemed by Participating
Insurance Companies at their offering price, which is the net asset value per share. Neither Fund imposes any sales charge on the purchase, redemption or exchange of its shares. You should refer to the prospectus of the Participating
Insurance Company for a description of any initial transaction-related, surrender, or withdrawal charge imposed under the variable annuity, variable life or other contract through which a Fund's shares are purchased or redeemed.

         Frequent purchases and redemptions a Fund's shares may interfere with the Manager's ability to manage the Fund's investments, may increase the Fund's transaction and administrative costs and/or may affect the performance. For example, if large dollar amounts were involved in redemption transactions, a
Fund might be required to sell portfolio securitie's transaction or administrative expenses might be increased. The extent to which the might be affected by such trading activity would depend on various factors, such as the current asset size of a Fund, the nature of its investments, the amount of Fund assets the portfolio managers maintain in cash or cash equivalents, and the aggregate dollar amount, number and frequency of the share trades.

     The Manager and each Fund's Board have adopted  policies and  procedures to try to prevent frequent and/or excessive purchase and redemption activity.

         The Transfer Agent and the OppenheimerFunds Distributor, Inc. (the
"Distributor"), on behalf of each Fund, have entered into agreements with
Participating Insurance Companies designed to detect and restrict excessive short term trading activity by contract or policy owners or their financial advisers in their accounts. The Transfer Agent generally does not consider periodic asset allocation or re-balancing that affects a portion of the Fund shares held in the account of a policy or contract owner to be "excessive trading." However, the Transfer Agent has advised Participating Insurance
Companies that it generally considers certain other types of trading activity to be "excessive," such as making a "transfer" out of a Fund within 30 days of buying Fund shares (by the sale of the recently purchased Fund shares and the purchase of shares of another fund) or making more than six "round trip transfers" between funds during one year. The agreements require Participating
Insurance Companies to provide transaction information to the Funds and to execute Fund instructions to restrict trading in Fund shares.

         A Participating Insurance Company may also have its own policies and procedures and may impose its own restrictions or limitations to discourage short-term and/or excessive trading by its policy or contract owners. Those policies and procedures may be different from the Funds' in certain respects.
You should refer to the prospectus for your insurance company variable annuity contract for specific information about the insurance company's policies. To the extent that a Fund has agreed to utilize an insurance company's short-term or excessive trading restrictions, policy or contract owners may be required to only transmit purchase or redemption orders by first class U.S. mail.

Dividends and Distributions

         Both Funds intend to declare dividends separately for each class of shares from net investment income on an annual basis and pay them annually.
Dividends paid by a Fund (and any capital gains distributions) will be reinvested automatically in additional shares of the Fund at net asset value for the account of the Participating Insurance Company (unless the insurance company elects to have dividends or distributions paid in cash). The Funds have no fixed dividend rate and cannot guarantee that they will pay any dividends or distributions.

         A Fund may realize capital gains on the sale of portfolio securities.
If it does, it may make distributions out of any net short-term or long-term capital gains each year. Each Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. However, there can be no assurance that either Fund will pay any capital gains distributions in a particular year.

             HOW DO THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS DIFFER?

         The Funds' Overall Risk. Both Funds are designed for investors seeking high current income from a fund, in the case of Panorama Fund, that also has the goal of preserving capital and invests mainly in U.S. government securities and, in the case of Core Bond Fund/VA, that invests mainly in investment-grade debt securities, but which can also hold below-investment-grade securities to seek higher income. Because both Funds emphasize investment in high-quality debt securities, the Funds are subject to many of the same risks associated with investment in debt securities. Core Bond Fund/VA, however, may at times be subject to greater investment risk because it may invest up to 20% of its total assets in lower-grade securities,may invest in securities of issuers located in
non-U.S. markets, and may invest in asset-backed securities.

         Like all investments, an investment in either Fund involves risk. There is no assurance that either Fund will meet its investment objective. The achievement of the Funds' goals depends upon market conditions, generally, and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the Funds' investments, investment performance and prices per share. There is also the risk that poor securities selection by the Manager will cause a Fund to underperform other funds having a similar objective. These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

          The allocation of each Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. For both Funds, the Manager tries to reduce risks by carefully researching securities before they are purchased and in some cases by using hedging techniques.

         An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are intended to be a long-term investment, not short-term trading vehicles. Neither Fund is a complete investment program.

         Interest Rate Risks. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise, and the securities may sell for more than the Fund paid for them. When interest rates rise, the values of outstanding debt securities generally fall, and the securities may sell below the purchase price paid by the Fund. The magnitude of these price changes is generally greater for longer-term debt securities than for short-term debt securities.
However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below. A
Fund's share price can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

         At times, a Fund may buy longer-term debt securities to seek higher income. When the average maturity of the Portfolio is longer, its share price may fluctuate more when interest rates change. The Funds may buy zero-coupon or
"stripped" securities, which are particularly sensitive to interest rate changes and the rate of principal payments (and prepayments), and have prices that may go up or down more than other types of debt securities in response to those changes. A Fund's share prices can go up or down when interest rates change because of the effect of interest rate changes on the value of the Fund's investments in debt securities.

         Credit Risk. Debt securities are also subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. While securities directly issued by the U.S. Treasury and certain agencies that are backed by the full faith and credit of the U.S. government have little credit risk and securities issued by other agencies or instrumentalities of the U.S. government generally have low credit risks, securities issued by private issuers may have greater credit risks. If the issuer fails to pay interest, a Fund's income might be reduced and, if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced.

o  Private-Issuer  Debt  Securities.  Core Bond Fund/VA can invest  without limitation in private-issuer debt securities, and Panorama Fund can invest up to
20% of its assets in debt  securities  issued by private  issuers,  under normal
market   conditions.   For  Panorama  Fund,   these  debt  obligations  must  be
"investment-grade",  which  means  that if they are  rated,  they  must be rated within the four highest rating categories of Moody's Investors Service,  Inc. or
Standard & Poor's Rating Service or that have a comparable rating by another
rating    organization,    except   that    investments   in    privately-issued
mortgage-related securities are limited to those rated in the two highest rating categories of a national rating organization.  If private-issuer debt securities are  unrated,  Panorama  Fund can buy them  only if they are  assigned  a rating comparable to investment-grade by the Manager.

     A reduction in the rating of a security  after its purchase a Fund will not automatically  require the Fund to dispose of that  security.  However, the Manager will evaluate those securities to determine  whether to keep them in the Fund.

o Special Risks of Lower-Grade Securities.  Core Bond Fund/VA can invest up to 20% of its total assets in securities (including convertible securities) that are rated below  investment  grade.  Lower-grade debt securities are those rated below "Baa" by Moody's Investors Service, Inc. or lower than "BBB" by Standard &
Poor's    Rating    Service   or   that   have   similar    ratings   by   other
nationally-recognized  rating  organizations.  Core Bond  Fund/VA  can invest in securities  rated as low as "C" or "D",  in unrated  bonds or bonds which are in default at the time Core Bond Fund/VA buys them. While securities rated "Baa" by
Moody's  or "BBB" by S&P are  considered  "investment  grade,"  they  have  some speculative characteristics.

                  Core Bond Fund/VA can purchase a variety of lower-grade,
                  high-yield debt securities of U.S. and foreign issuers,
                  including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed
                  securities, among others, to seek high current income. These securities are sometimes called "junk bonds." Core Bond
                  Fund/VA has no requirements as to the maturity of the debt securities it can buy, or as to the market capitalization
                  range of the issuers of those securities.

                  The Manager does not rely solely on ratings issued by rating organizations when selecting investments for Core Bond
                  Fund/VA, which can buy unrated securities that offer high
                  current income. The Manager assigns a rating to an unrated security that is equivalent to the rating of a rated security that the Manager believes offers comparable yields and risks.

                  While investment-grade securities are subject to risks of
                  non-payment of interest and principal, in general
                  higher-yielding lower-grade ("junk") bonds, whether rated or unrated, have greater risks than investment-grade securities.
                  They may be subject to greater market fluctuations and risk of loss of income and principal than investment-grade securities.
                  There may be less of a market for them and therefore they may be harder to value and to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and
                  principal due on the bonds. These risks mean that Core Bond
                  Fund/VA may not achieve the expected income from lower-grade securities, and that Core Bond Fund/VA's net asset value per share may be affected by declines in value of these
                  securities.

         Risks of Foreign Investing. Core Bond Fund/VA can invest its assets without limit in foreign debt securities and can buy securities of governments and companies in both developed markets and emerging markets. While foreign securities offer special investment opportunities, there are also special risks that can reduce the Core Bond Fund/VA's share prices and returns.

         The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions Core
Bond Fund/VA makes from the income it receives from foreign securities as foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Core Bond Fund/VA.
Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

         The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.
These risks could cause the prices of foreign securities to fall and therefore could depress Core Bond Fund/VA's share prices.

         Additionally, if Core Bond Fund/VA invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage"
attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Core
Bond Fund/VA's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
Core Bond Fund/VA's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the
Manager and the Board of Trustees believe to be their fair value may help deter those activities.

         Asset-Backed Securities. Core Bond Fund/VA can invest in asset-backed securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, Core Bond Fund/VA could suffer losses on its investment or delays in receiving payment.

         The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, Core Bond
Fund/VA would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

         Prepayment Risk. The Funds investments in mortgage-related securities are subject to prepayment risk. Prepayment risk occurs when the mortgages underlying a mortgage-related security are prepaid at a rate faster than anticipated (usually when interest rates fall) and the issuer of the security can prepay the principal prior to the security's maturity. Mortgage-related securities that are subject to prepayment risk generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise.

         The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Additionally, both
Funds can buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment represented by the premiums the Fund paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Funds' shares to fluctuate more.

         Special Risks of Derivative Investments and Hedging Techniques. Both
Funds can use derivatives to seek increased income or to try to hedge investment risks and preserve capital. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, swaps, stripped securities, collateralized mortgage obligations, and structured notes are examples of derivatives the Funds can use.

         If the issuer of the derivative does not pay the amount due, the Funds can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expects it to perform. If that happens, the Funds' share price could decline or the Funds could get less income than expected. Certain derivative investments held by the Funds might be illiquid. Using derivatives can cause the Funds to lose money on its investments and/or increase the volatility of its share prices. Each Fund has limits on the amount of particular types of derivatives it can hold.

Other Investment Strategies and Risks

         Zero-Coupon and "Stripped" Securities. Some of the U.S. government and corporate debt securities the Funds can buy are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value.
"Stripped" securities are the separate income or principal components of a debt security. Some CMO's or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments.
One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. The Funds may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Funds to value them or to dispose of its holdings at an acceptable price.

         Repurchase Agreements. The Funds can enter into repurchase agreements.
In a repurchase transaction, a Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund could incur costs in disposing of the collateral and might experience losses if there is any delay in its ability to do so.

         Investments in Oppenheimer Institutional Money Market Fund. Each Fund
can invest its free cash balances in Class E shares of Oppenheimer Institutional
Money Market Fund, to provide liquidity or for defensive purposes. Each Fund can invest in Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments to try to seek a higher yield than the Fund could obtain on itsown. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended, and is part of the
Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S.
Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to a Fund directly. At the time of an investment, a Fund cannot always predict what the yield of the Oppenheimer
Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, a
Fund will be subject to its proportional share of the expenses, including the advisory fee, of Oppenheimer Institutional Money Market Fund's Class E shares.
However, the Manager will waive a portion of a Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer
Institutional Money Market Fund.

         Illiquid and Restricted Securities. Neither Fund will invest more than
15% of its net assets in illiquid or restricted securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         Credit Default Swaps. Core Bond Fund/VA may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer's failure to make timely payments of interest or principal, bankruptcy or restructuring. The terms of the instrument are generally negotiated by the Core Bond Fund/VA and the swap counterparty.

         If the Core Bond Fund/VA buys credit protection using a credit default swap, the Core Bond Fund/VA will make fixed payments to the counterparty. If a credit event occurs, the Core Bond Fund/VA will deliver the defaulted bonds underlying the swap and the swap counterparty will pay the par amount of the bonds. If the Core Bond Fund/VA sells credit protection using a credit default swap, the Core Bond Fund/VA will receive fixed payments from the counterparty.
If a credit event occurs, the Core Bond Fund/VA will pay the par amount of the defaulted bonds underlying the swap and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bonds, and the fixed payments are then made on the reduced notional amount.

         Risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether
Core Bond Fund/VA is long or short the swap, respectively). The tax treatment of many types of credit default swaps is uncertain.

         "Structured" Notes. Core Bond Fund/VA can buy "structured" notes, which are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, an index of securities or specified interest rates, or the differential performance of two assets or markets (such as indices reflecting bonds). The terms of the instrument may be "structured" by the purchaser (Core
Bond Fund/VA) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore Core Bond Fund/VA could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Their values may be very volatile and they may have a limited trading market, making it difficult for Core Bond Fund/VA to sell its investment at an acceptable price.

            Loans of Portfolio Securities. Each Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with policies approved by each Fund's Board. Each Fund has entered into a securities lending agreement with JPMorgan Chase Bank, N.A. ("JPMorgan
Chase") for that purpose. Under the agreement, a Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Fund's policies and applicable government regulations.
JPMorgan Chase has agreed, in general, to bear the risk that a borrower may default on its obligation to return loaned securities. However, a Fund will be responsible for risks associated with the investment of its cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, a Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. A Fund may also lose money if the value of the investments purchased with cash collateral decreases.

         Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, Core Bond Fund/VA can invest up to 100%
of its assets in temporary investments that are inconsistent with its principal investment strategies. Generally such investments would be cash or cash equivalents, such as U.S. Treasury Bills and other short-term U.S. government obligations or high-grade commercial paper, or shares of Oppenheimer
Institutional Money Market Fund. Core Bond Fund/VA can also hold these types of securities pending the investment of proceeds from the sale of Core Bond Fund/VA shares or portfolio securities or to meet anticipated redemptions of Core Bond
Fund/VA shares. To the extent Core Bond Fund/VA invests defensively in these securities, it might not achieve its investment objectives.

         Portfolio Turnover. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund can engage in active and frequent short-term trading while trying to achieve its objective, although Panorama Fund's turnover rate has been less than 100% annually over the last five fiscal years. Increased portfolio turnover creates higher brokerage and transaction costs for a Fund
(and may reduce performance). A Fund may realize capital gains when it sells its portfolio investments. For a contract owner, any increase in realized gains will generally not be taxable directly but may affect an owner's tax basis in his or her account with a Participating Insurance Company. The table below shows the
Funds' portfolio turnover rates for the last five fiscal years:
----------------------------------------- -------------- --------------- -------------- --------------- --------------

                                              2007            2006           2005            2004           2003
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Panorama Fund                                  84%            82%             84%            99%             43%
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Core Bond Fund/VA                              89%            114%           111%            95%            101%
----------------------------------------- -------------- --------------- -------------- --------------- --------------

         Special Portfolio Diversification Requirements. To enable a variable annuity or variable life insurance contract based on an insurance company separate account to qualify for favorable tax treatment under the Internal
Revenue Code, the underlying investments must follow special diversification requirements that limit the percentage of assets that can be invested in securities of particular issuers. Each Fund's investment program is managed to meet those requirements, in addition to other diversification requirements under the Internal Revenue Code and the Investment Company Act that apply to publicly-sold mutual funds.

         Failure by a Fund to meet those special requirements could cause earnings on a contract owner's interest in an insurance company separate account to be taxable income. Those diversification requirements might also limit, to some degree, a Fund's investment decisions in a way that could reduce its performance.

         Possible Conflicts of Interest. The investment activities of the
Manager and its affiliates in regard to other accounts they manage may present conflicts of interest that could disadvantage a Fund and its shareholders. The
Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of a Fund. That may result in another such fund or account holding investment positions that are adverse to a Fund's investment strategies or activities. For example, a Fund may take a long position in a security at the same time that another fund or account advised by the Manager takes a short position in the same security.

         Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of a Fund. Those funds and accounts may engage in, and compete for, transactions in the same types of securities or other investments as the Fund.
At other times, there may be conflicts of interest with other funds or accounts that invest in one of the same issuers that a Fund invests in. For example, a
Fund may invest in an issuer's equity or debt securities that are subordinate to other securities of that issuer held by another fund or account the Manager advises.

         The Manager and its affiliates are not obligated to make available to a
Fund's investment personnel any information regarding the strategies or investment activities of other funds or accounts that the Manager and its affiliates advise. The trading and other investment activities of those other funds or accounts are carried out without regard to the investment activities of a Fund and, as a result, the value of securities held by a Fund or the Fund's investment strategies may be adversely affected. A Fund's investment performance will usually differ from the performance of other accounts advised by the
Manager or its affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve significant gains.

         Each Fund offers its shares to separate accounts of different insurance companies, as an investment for their variable annuity, variable life and other investment product contracts. While neither Fund foresees any disadvantages to contract owners from these arrangements, it is possible that the interests of owners of different contracts participating in a Fund through different separate accounts might conflict. For example, a conflict could arise because of differences in tax treatment.

         Each Fund's Board has procedures to monitor the Fund's portfolio for possible conflicts to determine what action should be taken. Such policies and procedures may also limit a Fund's investment activities and affect its performance. If a conflict occurs, a Fund's Board might require one or more
Participating Insurance Company separate accounts to withdraw their investments in the Fund. That could force a Fund to sell securities at disadvantageous prices, and orderly portfolio management could be disrupted. Also, a Fund's
Board might refuse to sell shares of the Fund to a particular separate account, or could terminate the offering of the Fund's shares if required to do so by law or if it would be in the best interests of the shareholders of the Fund to do
so.
         The risks described above collectively form the expected overall risk profile, respectively, of each Fund and can affect the value of a Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that either Fund will achieve its investment objective.

                      INFORMATION ABOUT THE REORGANIZATION

         This following is a summary of the Reorganization Agreement. You may request a copy of the Reorganization Agreement, free of charge, by calling
1.800.399.7181.

How will the Reorganization be carried out?

         If the shareholders of Panorama Fund approve the Reorganization, the
Reorganization will take place after various conditions are satisfied by
Panorama Fund and Core Bond Fund/VA, including delivery of certain documents.
The Closing Date is presently scheduled to occur on or about April 30, 2008 and the "Valuation Date" (which is the business day preceding the Closing Date of the Reorganization) is presently scheduled to be on or about April 29, 2008.

         If the shareholders of Panorama Fund vote to approve the
Reorganization, substantially all of the assets of Panorama Fund will be transferred to Core Bond Fund/VA in exchange for Non-Service shares of Core Bond
Fund/VA, and shareholders will receive Non-Service shares of Core Bond Fund/VA equal in value to the value as of the Valuation Date of your shares of Panorama
Fund. Panorama Fund will then be liquidated and its outstanding shares will be cancelled. The stock transfer books of Panorama Fund will be permanently closed at the close of business on the Valuation Date.

         Shareholders of Panorama Fund who vote their shares in favor of the
Reorganization will be electing in effect to redeem their shares of Panorama
Fund at net asset value on the Valuation Date, after Panorama Fund subtracts a cash reserve ("Cash Reserve"), and reinvest the proceeds in Non-Service shares of Core Bond Fund/VA at net asset value. The Cash Reserve is an amount retained by Panorama Fund for the payment of Panorama Fund's outstanding debts, taxes and expenses of liquidation following the Reorganization. Core Bond Fund/VA is not assuming any debts of Panorama Fund except debts for unsettled securities transactions and outstanding dividend and redemption checks. Any debts paid out of the Cash Reserve will be those debts, taxes or expenses of liquidation incurred by Panorama Fund on or before the Closing Date. Panorama Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization. The sales of portfolio securities contemplated bythe Reorganization are anticipated to be in the ordinary course of business of
Panorama Fund's activities. Following the Reorganization, Panorama Fund will take all necessary steps to complete its liquidation and effect a complete dissolution of the Fund.

         Under the Reorganization Agreement, either Panorama Fund or Core Bond
Fund/VA may abandon and terminate the Reorganization Agreement for any reason and there will be no liability for damages or other recourse available to the other Fund; provided, however, that in the event that one of the Funds terminates the Reorganization Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Reorganization
Agreement.

         To the extent permitted by law, the Funds may agree to amend the
Reorganization Agreement without shareholder approval. They may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of Panorama Fund.

Who will pay the expenses of the Reorganization?

         Panorama Fund will be responsible for its out-of-pocket expenses associated with the Reorganization, including outside legal and accounting fees and shareholder communication costs. The Manger will bear such expenses incurred by Core Bond Fund/VA. The Manager has estimated total merger related costs to be approximately $51,650 for Panorama Fund and $26,750 for Core Bond Fund/VA. Due
to the relatively moderate cost of the Reorganization, OFI does not anticipate that either Fund will experience any dilution as a result of the proposed
Reorganization.
What are the tax consequences of the Reorganization?

         The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue
Code of 1986, as amended. Based on certain assumptions and representations received from Panorama Fund and Core Bond Fund/VA, it is expected to be the opinion of Bell, Boyd & Lloyd LLP ("tax opinion") that:

              (i) shareholders of Panorama Fund should not recognize any gain or loss for federal income tax purposes as a result of the
                  exchange of their shares for shares of Core Bond Fund/VA;

              (ii) shareholders of Core Bond Fund/VA should not recognize any gain or loss upon receipt of Panorama Fund's assets; and

              (iii) the holding period of Core Bond Fund/VA shares received in that exchange should include the period that Panorama Fund shares were held (provided such shares were held as a capital asset on the Closing Date). In addition, neither Fund is
                  expected to recognize a gain or loss as a direct result of the
                  Reorganization.

         If the tax opinion is not received by the Closing Date, the Panorama
Fund may still pursue the Reorganization, pending re-solicitation of shareholders and shareholder approval, which would delay the reorganization by several months. Although not likely, in the event the tax opinion is not received, the Reorganization may not qualify as a tax-free reorganization.

         Prior to the Valuation Date, Panorama Fund may pay a dividend which will have the effect of distributing to Panorama Fund's shareholders all of
Panorama Fund's investment company taxable income, if any, for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). As of December 31, 2007, Panorama Fund had $210,319 of net capital loss carry-forward available to offset any realized capital gains and thereby reduce the capital gains distributions. Any such dividends will be taxable, if at all, to the accounts of Participating Insurance
Companies, although such dividends may affect the tax basis of certain types of distributions made to you by a Participating Insurance Company.

         You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances.
You should also consult your tax adviser as to state and local and other tax consequences, if any, of the Reorganization because this discussion relates only to federal income tax consequences.

                         REASONS FOR THE REORGANIZATION

Board Considerations

         In considering whether to approve the proposed Reorganization on behalf of the Panorama Fund, Panorama Fund' Board of Directors reviewed and discussed the proposed Reorganization with the Manager and the Board's independent legal counsel. Panorama Fund's Board of Directors considered information with respect to, among other things, each Fund's management fees and total expenses;
comparability of the Funds' investment objectives, investment policies, and portfolio characteristics; the Funds' historical investment performance; and the terms of the proposed Reorganization.

         The Board reviewed information indicating that over the last several years, the net assets of Panorama Fund have decreased significantly. The Manager presented its view that this trend is unlikely to be reversed. The Manager reported that Panorama Fund is currently offered under the variable annuity or variable life contracts of only one insurance company sponsor, which does not offer the Fund under new contracts. The Manager reported that it has found no interest among other insurance companies to offer Panorama Fund under their variable annuity or variable life insurance products and, therefore, there is no opportunity to increase Panorama Fund's asset base through sales of shares to new investors. Given the Fund's diminishing asset base and inability to increase assets through new sales, the Manager believes that Panorama Fund is not likely to provide opportunities for economies of scale as a means to try to reduce expenses.

         The Board further considered the Manager's view that the proposed
Reorganization is the best alternative for shareholders of Panorama Fund to benefit from a fund with a larger assets base and lower total expenses. Panorama
Fund's "other expenses" (0.48%) are significantly higher than those of Core Bond
Fund/VA (0.02%). The Board considered that, although the management fee rate of
Core Bond Fund/VA (0.60%) is higher than that of Panorama Fund (0.525%), following the Reorganization, shareholders of Panorama Fund would benefit because Core Bond Fund VA Non-Service shares' total expense ratio (0.62%) is significantly lower than that of Panorama Fund (1.005%).

         The Board also considered the Funds' respective investment objectives and policies. The Board discussed with the Manager that each Fund has as an investment objective high current income, with Panorama Fund seeking a high degree of safety of principal and Core Bond Fund/VA having a secondary objective of capital appreciation when consistent with high current income. The Board considered that each Fund emphasizes investment in high-quality securities, with
Core Bond Fund/VA having greater flexibility to invest in private issuer securities, foreign securities, and high yield debt securities. The Manager discussed with the Board that the same portfolio management team manages both
Funds and that the Funds' portfolios have substantial overlap in positions. The
Board considered the Manager's view that the Reorganization would allow shareholders of Panorama Fund to continue to participate in a fund that seeks high current income and emphasizes investment in high-quality debt securities, with the possibility that shareholders could benefit from a portfolio that is more diversified across the various segments of the fixed income market.

         The Board also considered the Funds' relative historical investment performance. The Board received information reflecting that Panorama Fund had higher one-year and ten-year average annual total returns, and Core Bond Fund/VA had higher five-year returns, for the periods ended December 31, 2007.

         The Board also considered the terms and conditions of the
Reorganization, including that there would be no sales or other transaction charge imposed by a Fund in effecting the Reorganization and that the
Reorganization is expected to be a tax-free reorganization.

         After consideration of the above factors, other considerations, and such information as the Board of Panorama Fund deemed relevant, Panorama Fund's
Board of Directors, including the Directors who are not "interested persons" (as defined in the Investment Company Act) of Panorama Fund or the Manager (the
"Independent Trustees"), unanimously approved the Reorganization and the
Reorganization Agreement and voted to recommend its approval by the shareholders of Panorama Fund. The Board and the Independent Trustees also concluded that
Panorama Fund's participation in the transaction was in the best interests of
Panorama Fund and that the Reorganization would not result in a dilution of the interests of existing shareholders of Panorama Fund.

         The Board of Trustees of Core Bond Fund/VA also determined that the
Reorganization was in the best interests of Core Bond Fund/VA and its shareholders and that no dilution would result to those shareholders. Core Bond
Fund/VA shareholders do not vote on the Reorganization. The Board on behalf of
Core Bond Fund/VA, including the Independent Trustees, unanimously approved the
Reorganization and the Reorganization Agreement.

         Board members are not required to attend the meeting nor do they plan to attend the meeting.

For the reasons discussed above, the Board, on behalf of Panorama Fund, recommends that you vote FOR the Reorganization. If shareholders of Panorama
Fund do not approve the Reorganization, it will not take place.

Receipt of Non-Service Shares of Core Bond Fund/VA?

         Upon consummation of the Reorganization, Non-Service shares of Core
Bond Fund/VA will be distributed to shareholders (in this case, separate accounts established by a Participating Insurance Company) of shares of Panorama
Fund, in connection with the Reorganization. The Non-Service shares of Core Bond
Fund/VA will be recorded electronically in the separate account of the
Participating Insurance Company. Core Bond Fund/VA will then send a confirmation to the Participating Insurance Company with respect to each of its separate accounts previously invested in Panorama Fund. The Participating Insurance
Company will be responsible for allocating to Core Bond Fund/VA the contract values that were previously allocated to Panorama Fund.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

         Both Panorama Fund and Core Bond Fund/VA have certain additional fundamental investment restrictions that can only be changed with shareholder approval. Generally, these investment restrictions are similar between the
Funds. Please see the Statements of Additional Information for each Fund for descriptions of those investment restrictions, which are incorporated by reference into the Statement of Additional Information, dated February 29, 2008, relating to the Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

         A description of certain other key features of the Funds is set forth below. More detailed information is available in each Fund's Prospectus and
Statement of Additional Information, which are incorporated by reference.

Management of the Funds

         Core Bond Fund/VA is governed by a Board of Trustees, and Panorama Fund is governed by a Board of Directors. Each Fund's Board is comprised of the same members. The Board of Core Bond Fund/VA is responsible for protecting the interests of the Fund's shareholders under Massachusetts law and other applicable laws while the Board of Panorama Fund is responsible for protecting the interests of shareholders under Maryland law and other applicable laws. For a listing of the Core Bond Fund/VA's Board of Trustees and biographical information, please refer to Core Bond Fund/VA's Statement of Additional
Information dated April 30, 2007, revised as of August 31, 2007 and supplemented
October 12, 2007, which is incorporated by reference into the Statement of
Additional Information, dated February 29, 2008, relating to this Prospectus and
Proxy Statement.

Investment Management and Fees

         The day-to-day management of the business and affairs of each Fund is the responsibility of the Manager. Pursuant to each Fund's investment advisory agreement, the Manager acts as the investment advisor for both Funds, manages the assets of both Funds and makes each Fund's investment decisions. The Manager employs the Funds' portfolio managers. Since April 23, 2002, each Fund has been managedby Angelo Manioudakis, together with a team of investment professionals including Benjamin J. Gord, Geoffrey Caan, Thomas Swaney and Antulio N. Bomfim,
who are primarily responsible for the day-to-day management of the Portfolio's investments.

         Both Funds obtain investment management services from the Manager according to terms that are substantially similar. The advisory agreements require the Manager, at its expense, to provide each Fund with adequate office space, facilities and equipment. The agreements also require the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

         Each Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreements list examples of expenses paid by each Fund. The major categories relate to interest, taxes, brokerage commissions, fees to Independent Trustees/Directors, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation costs.

         Panorama Fund's investment advisory agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the agreement(s) relate. Core Bond Fund/VA's investment advisory agreement provides that the Manager is not be liable for any loss sustained by the Fund in connection with matters to which the investment advisory agreement relates, except a loss resulting by reason of the Manager's willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of the
Manager's reckless disregard of its obligations and duties under the investment advisory agreement.

         The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior officers of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies. The
Manager has been an investment advisor since January 1960. The Manager
(including subsidiaries and an affiliate) managed more than $260 billion in assets as of December 31, 2007, including other Oppenheimer funds with more than
6 million shareholder accounts. The Manager is located at 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

         Management Fees. Under each Fund's investment advisory agreement, the
Fund pays the manager an advisory fee at an annual rate that declines on additional assets as the Fund grows. The table below shows the current advisory fee schedule for each Fund. As shown in the table, based on net assets as of
December 31, 2007, the effective management fee for Core Bond Fund/VA was 0.60%
and 0.525% for Panorama Fund. Core Bond Fund/VA's fee schedule would be the fee schedule for the combined Fund upon successful completion of the Reorganization.

                              Panorama Fund                                     Core Bond Fund/VA
                       Net assets                     Fee                  Net Assets                   Fee
                   Up to $300 million               0.525%              Up to $1 billion               0.60%
                   Next $100 million                0.500%               Over $1 billion               0.50%
                   Over $400 million                0.450%
          Effective Fee (based on net assets                     Effective Fee (based on net
          of $17.0 million as of 12/31/07)          0.525%       assets of $425.4 million as of        0.60%
                                                                 12/31/07)

         Core Bond Fund/VA's management fee schedule shown above became effective on May 1, 2007. From January 1, 2007 through April 30, 2007, Core Bond
Fund/VA's annual advisory fee rate was: 0.75% of the first $200 million of net assets; 0.72% of the next $200 million; 0.69% of the next $200 million; 0.66% of the next $200 million; 0.60% of the next $200 million; and 0.50% of net assets over $1 billion.

Payments to Financial Intermediaries and Service Providers

         The Manager and the Distributor, in their discretion, may pay financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the
Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from a Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the
Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor from their own resources are not reflected in the fee tables contained in this combined Prospectus and Proxy Statement because they are not paid by the Fund.

         "Financial intermediaries" are firms that offer and sell shares of the
Funds to their clients, or provide shareholder services to the Funds, or both, and receive compensation for doing so. Each Participating Insurance Company, for example, is a financial intermediary.

         In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to a financial intermediary, the average net assets of a Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund or other Oppenheimer funds to its customers. These payments also may give a financial intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify a Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales or other personnel, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Funds or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

         Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

         Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

         Each Fund's Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Please refer to separate account prospectuses provided by your
Participating Insurance Company for a description of any fees that you may pay or charges to the Participating Insurance Company charges in addition to those disclosed in this combined Prospectus and Proxy Statement.

Transfer Agency and Custody Services

         Both Funds receive shareholder accounting and other clerical services from OppenheimerFunds Services, a division of the Manager, in its capacity as transfer agent and dividend paying agent. It acts on an annual per-account fee basis for both Funds. The terms of the transfer agency agreement for both Funds, and of a voluntary undertaking to limit transfer agent fees to 0.35% of average daily net assets per fiscal year for Non-Service shares of Core Bond Fund/VA and shares of Panorama Fund, are substantially similar. JP Morgan Chase Bank, located at 4 Chase Metro Tech Center, Brooklyn, NY 11245, acts as custodian for both Funds.

Shareholder Rights

         Core Bond Fund/VA is a Massachusetts business trust and Panorama Fund is a Maryland Corporation. The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the Investment Company Act or other applicable law.

         Under the Investment Company Act, a Fund is required to hold a shareholder meeting if, among other reasons, the numbers of Trustees or
Directors elected by the Fund's shareholders is less than a majority of the total number of Trustees or Directors, or if the Fund seeks to change a fundamental investment policy. The Trustees of Core Bond Fund/VA will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at
$25,000 or more or constituting at least 1% of the Fund's outstanding shares.
The Trustees may also take other action as permitted by the Investment Company
Act.

         The rights of shareholders of both Funds are substantially the same under their governing documents. The table below compares important provisions of each Fund's charter documents. Shares of a Fund will be fully paid and non-assessable when issued. Neither Fund permits cumulative voting.

----------------------------------------------------------- ---------------------------------------------------------
Panorama  Fund,  a series of Panorama  Series  Fund,  Inc.  Core  Bond  Fund/VA,  a series of  Oppenheimer  Variable
(the "Corporation")                                         Account Funds (the "Trust")
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
Shareholders have the power to elect and remove Directors.  Shareholders have the power to elect and remove Trustees.
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
The Corporation reserves the right from time to time to     The Declaration of Trust may be amended by the
make any amendment to its charter now or thereafter         affirmative vote of the holders of not less than a
authorized by law, including any amendment which changes    majority of the shares. The Trustees generally may
charter terms or contract rights, as expressly set forth    amend the Declaration of Trust without the vote or
in the charter, by classification, reclassification, or     consent of shareholders; however, no amendment may be
otherwise.                                                  made, which would change any rights with respect to any
                                                            shares of the Trust or any series or class thereof by
                                                            reducing the amount payable thereon upon liquidation of the
                                                            Trust or by diminishing or eliminating any voting rights
                                                            pertaining thereto, except with the vote or consent of the holders of a majority of the Shares entitled to vote.

----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
The Board of Directors may amend or repeal any provision    The Bylaws may be altered, amended, added to or
of the Bylaws at any meeting of the Board.  The Bylaws      repealed by the Shareholders or by majority vote of the
may be amended or repealed at any regular meeting of the    entire Board of Trustees, but any such alteration,
stockholders or at any special meeting of the               amendment, addition or repeal of the Bylaws by action
stockholders at which a quorum is present or represented,   of the Board of Trustees may be altered or repealed by
provided that                                               the Shareholders.
notice of the proposed amendment, alteration, or repeal
be contained in the notice of such special meeting.

----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
Under Maryland law, a voluntary dissolution of the          The liquidation of the Trust or any particular Series
Corporation requires approval by a majority of the entire   or Class thereof may be authorized at any time by vote
Board of Directors and by the affirmative vote of           of a majority of the Trustees or instrument executed by
two-thirds of all the shareholders' votes entitled to be    a majority of their number then in office, provided the
cast on the matter.                                         Trustees find that it is in the best interest of the
                                                            Shareholders of such Series or Class or as otherwise
                                                            provided in this Declaration of Trust or the instrument
                                                            establishing such Series or Class. The Trustees shall
                                                            provide written notice to affected shareholders of such
                                                            liquidation.
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
Meetings of the stockholders may be called for any          Meetings of the Shareholders for any purpose or
purpose or purposes by a majority of the Board of           purposes may be called by the Chairman of the Board of
Directors, by the President, or upon the written request    Trustees, if any, or by the President or by the Board
of the holder of at least 25% of the outstanding capital    of Trustees and shall be called by the Secretary upon
stock of the Corporation entitled to vote at such meeting.  receipt of the request in writing signed by Shareholders holding not less than one third in amount of the entire number of
                                                            Shares issued and outstanding and entitled to vote thereat. Such request shall state the purpose or purposes of the proposed meeting.
                                                            In addition, meetings of the Shareholders shall be called by the Board of Trustees upon receipt of the request in writing signed by Shareholders that hold not less than ten percent in amount of the entire number of Shares issued and outstanding and entitled to vote thereat, stating that the purpose of the proposed meeting is the removal of a Trustee.
----------------------------------------------------------- ---------------------------------------------------------

                               VOTING INFORMATION

How do I vote?

         Please take a few moments to complete your proxy ballot promptly. You may vote your shares by completing and signing the enclosed proxy ballot(s) and mailing the proxy ballot(s) in the postage paid envelope provided. You also may vote your shares by telephone by following the instructions on the attached proxy ballot(s) and accompanying materials. You may cast your vote by attending the Meeting in person if you are a record owner.

         If you need assistance, have any questions regarding the Proposal or need a replacement proxy ballot, you may contact us toll-free at 1-866-406-2288.
Any proxy given by a shareholder, whether in writing, by telephone, is revocable as described below under the paragraph titled "Revoking a Proxy".

         If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization.

o        Telephone Voting. Please have the proxy ballot available and call the number on the enclosed materials and follow the instructions. After you provide your voting instructions, those instructions will be read back to you and you must confirm your voting instructions before ending the telephone call. The voting procedures used in connection with telephone voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

         As the Meeting date approaches, certain shareholders may receive telephone calls from a representative of the solicitation firm (if applicable) if their vote has not yet been received. Authorization to permit the solicitation firm to execute proxies may be obtained by telephonic instructions from shareholders of Panorama Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures discussed herein. These procedures have been designed to reasonably ensure that the identity of the shareholder providing voting instructions is accurately determined and that the voting instructions of the shareholder are accurately recorded.

         In all cases where a telephonic proxy is solicited, the solicitation firm representative is required to ask for each shareholder's full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received the Prospectus and Proxy Statement and ballot.
         If the information solicited agrees with the information provided to the solicitation firm, the solicitation firm representative has the responsibility to explain the process, read the proposal listed on the proxy ballot, and ask for the shareholder's instructions on such proposal. The solicitation firm representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote. The solicitation firm representative may read any recommendation set forth in the Prospectus and Proxy Statement. The solicitation firm representative will record the shareholder's instructions. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the solicitation firm immediately if his or her instructions are not correctly reflected in the confirmation. For additional information, see also the section below titled "Solicitation of
         Proxies".

Who is entitled to vote and how are votes counted?

         Shareholders of record of Panorama Fund at the close of business on
January 29, 2008 (the "Record Date") will be entitled to vote at the Meeting. On
January 29, 2008, there were ____________ outstanding shares of Panorama Fund's
Non-Service shares. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Panorama Fund held on the Record Date.

         The individuals named as proxies on the proxy ballots (or their substitutes) will vote according to your directions if your proxy ballot is received and properly executed, or in accordance with the instructions you provide if you vote by telephone or mail. You may direct the proxy holders to vote your shares on the proposal by checking the appropriate box "FOR" or
"AGAINST", or instruct them not to vote those shares on the proposal by checking the "ABSTAIN" box.

Quorum and Required Vote

         A Participating Insurance Company is required to request voting instructions from variable contract owners and must vote all Panorama Fund shares held in the separate accounts of the Participating Insurance Company in proportion to the voting instructions received.

         The presence in person or by proxy of a majority of Panorama Fund's shares outstanding and entitled to vote constitutes a quorum. Shares whose proxies reflect an abstention on the proposal are counted as shares present and entitled to vote for purposes of determining whether the required quorum of shares exists for voting on the Reorganization. However, , abstentions will have the same effect as a vote "against" the Reorganization. In the absence of a quorum, the shareholders present or represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time.

         The Reorganization must be approved by the affirmative vote of two-thirds of all the votes entitled to be cast by Panorama Fund shareholders on the matter.Core Bond Fund/VA shareholders do not vote on the Reorganization.

         In absence of a quorum or if a quorum is present but sufficient votes to approve the Proposal are not received by the date of the Meeting, the persons named in the enclosed proxy (or their substitutes) may propose and approve one or more adjournments of the Meeting to permit further solicitation of proxies.
All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies on the proxy ballots (or their substitutes) will vote the shares present in person or by proxy (including abstentions) in favor of such an adjournment if they determine additional solicitation is warranted and in the interests of the Fund's shareholders.

Solicitation of Proxies

         Participating Insurance Companies may be required to forward soliciting material to the beneficial owners of the shares on behalf of Panorama Fund and to obtain authorization for the execution of proxies. For any such services,
Participating Insurance companies may be reimbursed by the Panorama Fund for their reasonable expenses incurred in connection with the proxy solicitation to the extent that Panorama Fund would have directly borne those expenses.

     In addition to solicitations by mail, solicitations may be conducted by telephone or email including by a proxy solicitation firm hired at Panorama
Fund's expense. It is expected that a proxy solicitation firm will be hired. It is estimated that the cost to Panorama Fund of engaging a proxy solicitation firm would not exceed $14,360, plus any additional costs which would be incurred in connection with contacting those shareholders who have not voted, in the event of a need for re-solicitation of votes. These costs are included in the estimated total merger related costs discussed earlier. Currently, if the
Manager determines to retain the services of a proxy solicitation firm on behalf of the Fund, the Manager anticipates retaining The Altman Group, Inc. Any proxy solicitation firm engaged by the Fund, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party;
and (iii) required to comply with applicable telemarketing laws.

Revoking a Proxy

         You may revoke a previously granted proxy at any time before it is exercised by: (1) delivering a written notice to the Fund expressly revoking your proxy, (2) signing and sending to the Fund a later-dated proxy, (3)
telephone or (4) attending the Meeting and casting your votes in person if you are a record owner. Please be advised that the deadline for revoking your proxy by telephone is 3:00 p.m., Eastern Time, on the last business day before the
Meeting.

What other matters will be voted upon at the Meeting?

         The Board of Directors of Panorama Fund does not intend to bring any matters before the Meeting other than those described in this combined
Prospectus and Proxy Statement. Neither the Board nor the Manager is aware of any other matters to be brought before the Meeting by others. Matters not known at the time of the solicitation may come before the Meeting. The proxy as solicited confers discretionary authority with respect to such matters that might properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy (or their substitutes) to vote the proxy in accordance with their judgment on such matters.

o  Shareholder  Proposals.  The Funds are not required and do not intend to hold shareholder  meetings on a regular basis.  Special meetings of shareholders may be  called  from  time to time by  either  a Fund or its  shareholders  (for certain matters and under special conditions  described in the Funds' Statements of  Additional  Information).  Under  the  proxy  rules of the SEC,  shareholder proposals  that  meet  certain  conditions  may be  included  in a fund's  proxy statement  for a  particular  meeting.  Those rules  currently  require that for future  meetings,  the shareholder  must be a record or beneficial owner of Fund shares  either  (i)  with a value  of at  least  $2,000  or  (ii)  in an  amount representing  at least 1% of the Fund's  securities to be voted, at the time the proposal is submitted and for one year prior  thereto,  and must continue to own such shares through the date on which the meeting is held.  Another  requirement relates to the timely receipt by a Fund of any such proposal. Under those rules, a proposal must have been  submitted a reasonable  time before the Fund began to print and mail this  Prospectus  and Proxy  Statement in order to be included in this  Prospectus and Proxy  Statement.  A proposal  submitted for inclusion in a
Fund's proxy  material for the next special  meeting  after the meeting to which this  Prospectus  and Proxy  Statement  relates  must be  received by the Fund a reasonable time before the Fund begins to print and mail the proxy materials for that  meeting.  Notice of  shareholder  proposals to be presented at the Meeting must have been received  within a reasonable  time before the Fund began to mail this Prospectus and Proxy Statement.  The fact that the Fund receives a proposal from a qualified shareholder in a timely manner does not ensure its inclusion in the proxy materials because there are other  requirements  under the proxy rules for such inclusion.

o  Shareholder  Communications  to the  Board.  Shareholders  who desire to communicate  generally with the Board should address their correspondence to the
Board of Trustees  of Core Bond  Fund/VA or the Board of  Directors  of Panorama
Fund,  as  applicable,  and  may  submit  their  correspondence  by  mail to the applicable  Fund at 6803  South  Tucson  Way,  Centennial,  CO 80112,  attention
Secretary of the Fund;  and if the  correspondence  is intended for a particular
Trustee or Director, the shareholder should so indicate.

                          ADDITIONAL INFORMATION ABOUT THE FUNDS

     Both  Funds also file  proxy  materials,  proxy  voting  reports  and other information  with the SEC in accordance with the  informational  requirements of the Securities  and Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be inspected  and copied at: the SEC's Public  Reference  Room in
Washington,  D.C.  (Phone:  1.202.942.8090)  or the EDGAR  database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by  electronic  request at the SEC's e-mail  address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Householding of Reports to Shareholders and Other Funds' Documents

         To avoid sending duplicate copies of materials to households, the Funds mail only one copy of each report to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expenses. If you want to receive multiple copies of these materials or request householding in the future, you may call the transfer agent at 1.800.647.7374. You may also notify the transfer agent in writing at 6803 South Tucson Way, Centennial, Colorado
80112. Individual copies of prospectuses and reports will be sent to you within
30 days after the transfer agent receives your request to stop householding.

Principal Shareholders

         As of January 31, 2008, the officers and Directors of Panorama Fund as a group, and officers and Trustees of Core Bond Fund/VA as a group, owned less than 1% of the outstanding voting shares of any class of their respective Fund.
As of January 31, 2008, the only persons who owned of record or were known by
Panorama Fund or Core Bond Fund/VA to own beneficially 5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit A.

                          EXHIBIT TO THE COMBINED PROXY
                            STATEMENT AND PROSPECTUS

Exhibit

A.       Principal Shareholders

                                                                    EXHIBIT A

                             PRINCIPAL SHAREHOLDERS

         Principal Shareholders of Panorama Fund. As of January 31, 2008, the
only persons who owned of record or were known by Panorama Fund to own beneficially 5% or more of any class of the outstanding shares of Panorama Fund were:

         Principal Shareholders of Core Bond Fund/VA. As of January 31, 2008,
the only persons who owned of record or were known by Core Bond Fund/VA to own beneficially 5% or more of any class of the outstanding shares of Core Bond
Fund/VA were:

                       STATEMENT OF ADDITIONAL INFORMATION
                        TO PROSPECTUS AND PROXY STATEMENT
                                       OF
                          OPPENHEIMER CORE BOND FUND/VA
                 a series of Oppenheimer Variable Account Funds

                                     PART B

                          Acquisition of the Assets of
                        GOVERNMENT SECURITIES PORTFOLIO,
                     a series of Panorama Series Fund, Inc.

                  By and in exchange for Non-Service Shares of
                         OPPENHEIMER CORE BOND FUND/VA,
                 a series of Oppenheimer Variable Account Funds

         This Statement of Additional Information to this Prospectus and Proxy
Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Government Securities Portfolio, a series of
Panorama Series Fund, Inc. ("Panorama Fund") for Non-Service shares of
Oppenheimer Core Bond Fund/VA ("Core Bond Fund/VA"), a series of Oppenheimer
Variable Account Funds (together, these transactions are referred to as the
"Reorganization").

         This SAI consists of this Cover Page and the following documents which are incorporated into this SAI by reference: (i) the Statement of Additional
Information of Panorama Fund dated April 30, 2007, revised as of May 25, 2007 and supplemented December 3, 2007; (ii) the Statement of Additional Information
of Core Bond Fund/VA dated April 30, 2007, revised as of August 31, 2007 and supplemented October 12, 2007; (3) audited financial statements of Core Bond
Fund/VA for the fiscal year ended December 31, 2007; and (4) audited financial statements of Panorama Fund for the fiscal year ended December 31, 2007.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and Proxy Statement dated February 29, 2008 relating to the Reorganization. You can request a copy of the Prospectus and
Proxy Statement by calling 1.800.647.1963 or by writing OppenheimerFunds
Services at P.O. Box 5270, Denver, Colorado 80217. The date of this SAI is
February 29, 2008.

                         PRO FORMA FINANCIAL STATEMENTS

         Pro forma financial statements demonstrating the effect of the
Reorganization on Core Bond Fund/VA are not necessary because the net asset value of Panorama Fund does not exceed ten percent of the net asset value of
Core Bond Fund/VA as of December 31, 2007.

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                                     FORM N-14

                                                      PART C

                                                 OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 16(1) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1) Seventeenth Amended and Restated Declaration of Trust dated 4/30/06:
Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06),
and incorporated herein by reference.

(2) Amended By-Laws dated 10/24/00: Previously filed with Registrant's
Post-Effective Amendment No. 36 (4/17/01), and incorporated herein by reference.

(3) Not Applicable

(4) Agreement and Plan of Reorganization dated November 30, 2007: Filed herewith.

(5) (i) Oppenheimer Aggressive Growth Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 37
(4/24/02), and incorporated herein by reference.

(ii) Oppenheimer Aggressive Growth Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 37
(4/24/02), and incorporated herein by reference.

(iii) Oppenheimer Balanced Fund/VA Non-Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 45 (04/28/05),
and incorporated herein by reference.

(iv) Oppenheimer Balanced Fund/VA Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 45 (04/28/05),
and incorporated herein by reference.

(v) Oppenheimer Capital Appreciation Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 37
(4/24/02), and incorporated herein by reference.

(vi) Oppenheimer Capital Appreciation Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 37
(4/24/02), and incorporated herein by reference.

(vii) Oppenheimer Core Bond Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 45
(04/28/05), and incorporated herein by reference.

(viii) Oppenheimer Core Bond Fund/VA Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 45 (04/28/05),
and incorporated herein by reference.

(ix) Oppenheimer Global Securities Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 37
(4/24/02), and incorporated herein by reference.

(x) Oppenheimer Global Securities Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 37
(4/24/02), and incorporated herein by reference.

(xi) Oppenheimer Global Securities Fund/VA Class 3 Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 40 (2/11/03), and incorporated herein by reference.

(xii) Oppenheimer Global Securities Fund/VA Class 4 Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 42 (2/11/04), and incorporated herein by reference.

(xiii) Oppenheimer High Income Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 37
(4/24/02), and incorporated herein by reference.

(xiv) Oppenheimer High Income Fund/VA Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.

(xv) Oppenheimer Main Street Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 41
(4/28/03) and incorporated herein by reference.

(xvi) Oppenheimer Main Street Fund/VA Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 41 (4/28/03) and
incorporated herein by reference.

(xvii) Oppenheimer Main Street Small Cap Fund/VA Non-Service Class Specimen
Share Certificate: Previously filed with Registrant's Post-Effective Amendment
No. 37 (4/24/02), and incorporated herein by reference.

(xviii) Oppenheimer Main Street Small Cap Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 37
(4/24/02), and incorporated herein by reference.

(xix) Oppenheimer Money Fund/VA Non-Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.

(xx) Oppenheimer Money Fund/VA Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 37 (4/24/02), and incorporated herein by reference.

(xxi) Oppenheimer Strategic Bond Fund/VA Non-Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 37
(4/24/02), and incorporated herein by reference.

(xxii) Oppenheimer Strategic Bond Fund/VA Service Class Specimen Share
Certificate: Previously filed with Registrant's Post-Effective Amendment No. 37
(4/24/02), and incorporated herein by reference.

(xxiii) Oppenheimer Value Fund/VA Service Class Specimen Share Certificate:
Previously filed with Registrant's Post-Effective Amendment No. 38 (10/08/02),
and incorporated herein by reference.

(6) (i) Amended and Restated Investment Advisory Agreement for Oppenheimer
Aggressive Growth Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(ii) Amended and Restated Investment Advisory Agreement for Oppenheimer Balanced
Fund/VA dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 44 (2/25/05), and incorporated herein by reference.

(iii) Amended and Restated Investment Advisory Agreement for Oppenheimer Bond
Fund/VA dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 44 (2/25/05), and incorporated herein by reference.

(iv) Amendment No. 1 to the Amended and Restated investment Advisory Agreement for Oppenheimer Core Bond Fund/VA dated 4/10/07: Previously filed with
Registrant's Post-Effective Amendment No. 52 (4/24/07), and incorporated herein by reference.

(v) Amended and Restated Investment Advisory Agreement for Oppenheimer Capital
Appreciation Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(vi) Amended and Restated Investment Advisory Agreement for Oppenheimer Global
Securities Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(vii) Amended and Restated Investment Advisory Agreement for Oppenheimer High
Income Fund/VA dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 44 (2/25/05), and incorporated herein by reference.

(viii) Amended and Restated Investment Advisory Agreement for Oppenheimer Main
Street Fund/VA dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 44 (2/25/05), and incorporated herein by reference.

(ix) Amended and Restated Investment Advisory Agreement for Oppenheimer Main
Street Small Cap Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(x) Amended and Restated Investment Advisory Agreement for Oppenheimer Money
Fund/VA dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 44 (2/25/05), and incorporated herein by reference.

(xi) Amended and Restated Investment Advisory Agreement for Oppenheimer
Strategic Bond Fund/VA dated 1/1/05: Previously filed with Registrant's
Post-Effective Amendment No. 44 (2/25/05), and incorporated herein by reference.

(xii) Amended and Restated Investment Advisory Agreement for Oppenheimer Value
Fund/VA dated 1/1/05: Previously filed with Registrant's Post-Effective
Amendment No. 44 (2/25/05), and incorporated herein by reference.

(7) (i) General Distributors Agreement for Service shares of Oppenheimer
Aggressive Growth Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No.
32 (4/29/98), and incorporated herein by reference.

(ii) General Distributors Agreement for Service shares of Oppenheimer Bond
Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.

(iii) General Distributors Agreement for Service shares of Oppenheimer Capital
Appreciation Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32
(4/29/98), and incorporated herein by reference.

(iv) General Distributors Agreement for Service shares of Oppenheimer Global
Securities Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32
(4/29/98), and incorporated herein by reference.

(v) General Distributors Agreement for Service shares of Oppenheimer High Income
Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.

(vi) General Distributors Agreement for Service shares of Oppenheimer Main
Street Growth & Income Fund/VA dated 5/1/98: Filed with Post-Effective Amendment
32 (4/29/98), and incorporated herein by reference.

(vii) General Distributors Agreement for Service shares of Oppenheimer Main
Street Small Cap Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No.
32 (4/29/98), and incorporated herein by reference.

(viii) General Distributors Agreement for Service shares of Oppenheimer Money
Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.

(ix) General Distributors Agreement for Service shares of Oppenheimer Multiple
Strategies Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32
(4/29/98), and incorporated herein by reference.

(x) General Distributors Agreement for Service shares of Oppenheimer Strategic
Bond Fund/VA dated 5/1/98: Filed with Post-Effective Amendment No. 32 (4/29/98), and incorporated herein by reference.

(xi) General Distributors Agreement for Service shares of Oppenheimer Value
Fund/VA dated 10/22/02: Filed with Registrant's Post-Effective Amendment No. 39
(12/20/02) and incorporated herein by reference.

(xii) Form of Participation Agreement: Previously filed with Registrant's
Post-Effective Amendment No. 52 (4/24/07), and incorporated herein by reference.

(8) Form of Deferred Compensation Agreement for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 40 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
(10/26/98), and incorporated herein by reference.

(9) (i) Global Custody Agreement dated August 16, 2002: Previously filed with
Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer
Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

         (ii) Amendment dated October 2, 2003 to the Global Custody Agreement dated August 16, 2002: Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Principal Protected Trust II (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(10) (i) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Aggressive Growth Fund/VA dated 10/28/05:
Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06),
and incorporated herein by reference.

(ii) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Balanced Fund/VA dated 10/28/05: Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06), and incorporated herein by reference.

(iii) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Capital Appreciation Fund/VA dated 10/28/05:
Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06),
and incorporated herein by reference.

(iv) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Core Bond Fund/VA dated 10/28/05: Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06), and incorporated herein by reference.

(v) Amended and Restated Distribution and Service Plan and Agreement for Service
shares of Oppenheimer Global Securities Fund/VA dated 10/28/05: Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06), and incorporated herein by reference.

(vi) Amended and Restated Service Plan and Agreement for Class 4 shares of
Oppenheimer Global Securities Fund/VA dated 10/28/05: Previously filed with
Registrant's Post-Effective Amendment No. 48 (04/28/06), and incorporated herein by reference.

(vii) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer High Income Fund/VA dated 10/28/05: Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06), and
incorporated herein by reference.

(viii) Amended and Restated Service Plan and Agreement for Class 4 shares of
Oppenheimer High Income Fund/VA dated 4/30/06: Previously filed with
Registrant's Post-Effective Amendment No. 52 (4/24/07), and incorporated herein by reference.

(ix) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Main Street Fund/VA dated 10/28/05: Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06), and
incorporated herein by reference.

(x) Amended and Restated Distribution and Service Plan and Agreement for Service
shares of Oppenheimer Main Street Small Cap Fund/VA dated 10/28/05: Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06), and
incorporated herein by reference.

(xi) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Money Fund/VA dated 10/28/05: Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06), and incorporated herein by reference.

(xii) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Strategic Bond Fund/VA dated 10/28/05: Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06), and
incorporated herein by reference.

(xiii) Amended and Restated Distribution and Service Plan and Agreement for
Service shares of Oppenheimer Value Fund /VA dated 10/28/05: Previously filed with Registrant's Post-Effective Amendment No. 48 (04/28/06), and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel: Filed herewith.

(12) Form of Tax Opinion: Filed herewith.

(13) Not applicable.

(14) Independent Registered Public Accounting Firm's Consent: To be filed by
Amendment.

(15) Not applicable.

(16) Powers of Attorney for all Trustees/Directors and Principal Officers:
Previously filed with the Initial Registration Statement of Oppenheimer
Portfolio Series Active Allocation Fund (Reg. No. 333-146105), 9/14/07, and
incorporated herein by reference.

(17) Form of Proxy Card: Filed herewith

Item 17. - Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the
reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                    SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 18th day of January, 2008.

                                                     Oppenheimer Variable Account Funds

                                                     By:  /s/ John V. Murphy*
                                                     ---------------------------------------------
                                                     John V. Murphy, President,
                                                     Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

William L. Armstrong*                       Chairman of the                             January 18, 2008
---------------------
William L. Armstrong                        Board of Trustees

John V. Murphy*                             President, Principal                        January 18, 2008
-------------------------------
John V. Murphy                              Executive Officer and Trustee

Brian W. Wixted*                            Treasurer, Principal                        January 18, 2008
-------------------------------
Brian W. Wixted                             Financial & Accounting Officer

George C. Bowen*                            Trustee                                     January 18, 2008
-------------------------------
George C. Bowen

Edward L. Cameron*                          Trustee                                     January 18, 2008
-------------------------------
Edward L. Cameron

Jon S. Fossel*                              Trustee                                     January 18, 2008
-------------------------------
Jon S. Fossel

Sam Freedman*                               Trustee                                     January 18, 2008
-------------------------------
Sam Freedman

Beverly L. Hamilton*                        Trustee                                     January 18, 2008
-------------------------------
Beverly L. Hamilton

Robert J. Malone*                           Trustee                                     January 18, 2008
-------------------------------
Robert J. Malone

F. William Marshall, Jr.*                   Trustee                                     January 18, 2008
-------------------------------
F. William Marshall, Jr.

*By:     /s/ Mitchell J. Lindauer
         ---------------------------
         Mitchell J. Lindauer, Attorney-in-Fact

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS

                                                   EXHIBIT INDEX

Exhibit No.                         Description

16    (4)                           Agreement and Plan of Reorganization

16    (11)                          Form of Opinion and Consent of Counsel

16    (12)                          Form of Tax Opinion

17                                  Form of Proxy Card